DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ 704,480	$ 1,030,812	$ 25,843
Weighted average of number of shares	120,474,350	119,414,435	114,269,961
Basic and diluted earnings per share (in U.S.$ per share)	$ 5.8476	$ 8.6322	$ 0.2262